Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, Plant and Equipment, Net
10. Property, Plant and Equipment, net
a)
An analysis of activity in property, plant and equipment, net for the years ended December 31, 2019, 2020 and 2021 is as follows:

	At December 31, 2018		Additions		Retirements		Business combinations		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2019
Cost
Network in operation and equipment	Ps.	969,195,936	Ps.	82,992,062	Ps.	(13,417,360)	Ps.	9,572,805	Ps.	(57,669,840)	Ps.	—	Ps.	990,673,603
Land and buildings		57,130,326		1,530,677		(4,025,222)		115,935		(3,950,463)		—		50,801,253
Other assets		149,809,137		26,881,611		(7,594,735)		1,021,051		(7,776,500)		—		162,340,564
Construction in process and advances plant suppliers (1)		81,092,529		82,640,305		(76,892,011)		209,790		(5,511,439)		—		81,539,174
Spare parts for operation of the network		28,444,529		44,776,904		(36,525,735)		—		(2,462,605)		—		34,233,093

Total		1,285,672,457		238,821,559		(138,455,063)		10,919,581		(77,370,847)		—		1,319,587,687

Accumulated depreciation
Network in operation and equipment		560,005,547		—		(24,954,514)		—		(47,778,627)		93,097,695		580,370,101
Buildings		8,810,949		—		(287,072)		—		(1,386,974)		2,330,405		9,467,308
Other assets		76,533,494		—		(695,425)		—		(4,754,982)		19,249,104		90,332,191
Spare parts for operation of the network		321,747		—		(283,986)		—		(79,226)		116,182		74,717

Total	Ps.	645,671,737	Ps.	—	Ps.	(26,220,997)	Ps.	—	Ps.	(53,999,809)	Ps.	114,793,386	Ps.	680,244,317

Net Cost	Ps.	640,000,720	Ps.	238,821,559	Ps.	(112,234,066)	Ps.	10,919,581	Ps.	(23,371,038)	Ps.	(114,793,386)	Ps.	639,343,370

	At December 31, 2019		Additions		Retirements		Business combinations		Revaluation adjustments		Transfers			Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2020
Cost
Network in operation and equipment	Ps.	990,673,603	Ps.	90,387,449	Ps.	(19,574,391)	Ps.	996,974	Ps.	107,152,628	Ps.	(62,050,212)		Ps.	(49,993,808)	Ps.	—	Ps.	1,057,592,243
Land and buildings		50,801,253		570,062		(2,853,037)		—		—		—			369,300		—		48,887,578
Other assets		162,340,564		17,474,218		(14,454,598)		55,848		—		—			(8,393,187)		—		157,022,845
Construction in process and advances plant suppliers (1)		81,539,174		59,635,316		(68,661,847)		1,099		—		—			(5,011,829)		—		67,501,913
Spare parts for operation of the network		34,233,093		30,721,413		(37,829,818)		—		—		—			(2,328,430)		—		24,796,258

Total		1,319,587,687		198,788,458		(143,373,691)		1,053,921		107,152,628		(62,050,212)			(65,357,954)		—		1,355,800,837

Accumulated depreciation
Network in operation and equipment		580,370,101		—		(25,726,856)		—		—		(62,050,212	) (2)		(58,055,450)		96,729,723		531,267,306
Buildings		9,467,308		—		(1,663,796)		—		—		—			(622,253)		1,906,140		9,087,399
Other assets		90,332,191		—		(9,317,821)		—		—		—			(5,120,175)		16,549,822		92,444,017
Spare parts for operation of the network		74,717		—		(176,131)		—		—		—			38,898		135,000		72,484

Total	Ps.	680,244,317	Ps.	—	Ps.	(36,884,604)	Ps.	—	Ps.	—	Ps.	(62,050,212)		Ps.	(63,758,980)	Ps.	115,320,685	P	s 632,871,206

Net Cost	Ps.	639,343,370	Ps.	198,788,458	Ps.	(106,489,087)	Ps.	1,053,921	Ps.	107,152,628	.	—		Ps.	(1,598,974)	Ps.	(115,320,685)	Ps.	722,929,631

	At December 31, 2020		Additions		Retirements (3)		Business combinations		Transfers		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2021
Cost
Network in operation and equipment	Ps.	1,057,592,243	Ps.	89,696,150	Ps.	(45,044,049)	Ps.	—	Ps.	53,531,590	Ps.	(44,061,097)	Ps.	—	Ps .	1,111,714,837
Land and buildings		48,887,578		784,460		(473,785)		—		38,250		(1,216,894)		—		48,019,609
Other assets		157,022,845		10,782,903		(11,994,756)		—		(1,800,756)		(1,870,104)		—		152,140,132
Construction in process and advances plant suppliers (1)		67,501,913		83,366,813		(47,178,796)		—		(38,944,421)		(1,420,843)		—		63,324,666
Spare parts for operation of the network		24,796,258		46,909,494		(23,108,928)		—		(13,824,767)		(974,011)		—		33,798,046

Total		1,355,800,837		231,539,820		(127,800,314)		—		(1,000,104)		(49,542,949)		—		1,408,997,290

Accumulated depreciation
Network in operation and equipment		531,267,306		—		(24,322,904)		—		638,066		(30,254,288)		97,343,878		574,672,058
Buildings		9,087,399		—		(219,030)		—		(221,937)		(738,748)		1,941,819		9,849,503
Other assets		92,444,017		—		(10,522,319)		—		549,855		(2,522,458)		13,310,584		93,259,679
Spare parts for operation of the network		72,484		—		(92,421)		—		—		(26,823)		66,131		19,371

Total	Ps	632,871,206	Ps .	—	Ps.	(35,156,674)	Ps.	—	Ps.	(965,984)	Ps .	(33,542,317)	Ps.	112,662,412	Ps .	677,800,611

Net Cost	Ps .	722,929,631	Ps .	231,539,820	Ps .	(92,643,640)	Ps.	—	Ps.	(1,966,088)	Ps.	(16,000,632)	Ps .	(112,662,412)	Ps .	731,196,679

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.
(2)	This transfer relates to the accumulated depreciation as at the revaluation date that was eliminated against the gross carrying amount of the revalued asset.
(3)	Includes disposals related to the sale of TracFone. See Note 2Ac.
The completion period of construction in progress is variable and depends upon the type of plant and equipment under construction.
b) Revaluation of t
e
lecommunications towers
The Fair value of the passive infrastructure of telecommunications towers was determined using the “income approach” method through a discounted flow model (DFC) where, among others, inputs such as average rents per tower were used, contract term and discount rates considering market information.
As of December 31, 2020 and 2021, date of the revaluation, the fair values of the passive infrastructure of the telecommunications towers were determinate by a valuation specialist with experience in the industry. The complement for the revaluation of the passive infrastructure of the telecommunications towers amounted to Ps.

107,152,628 and 98,172,675, respectively, and was recognized in OCI, the change in revaluation did not have an impact during 2020. For
the year
ended
as of December 31, 2021 the impact amounted to Ps. 6,450,825.
The information to be disclosed on the fair value measurement for the revalued telecommunications towers is provided in Note 19.

	2020		2021
Book value as of December 31, (cost model)	Ps.	615,777,003	Ps.	633,024,004
Supplement for change in accounting policy		107,152,628		98,172,675

Book value and fair value as of December 31, (revaluation model)	Ps.	722,929,631	Ps.	731,196,679

c) Relevant information related to the computation of the capitalized borrowing costs is as follows:

	Year ended December 31,
	2019	2020	2021
Amount invested in the acquisition of qualifying assets	Ps. 50,783,957	Ps. 46,528,232	Ps. 38,573,605
Capitalized interest	2,233,358	1,771,613	1,527,259
Capitalization rate	4.4%	3.8%	4.0%
Capitalized interest is being amortized over a period of estimated useful life of the related assets.